Assets Held for Sale and Dispositions - Schedule Of Assets And Liabilities Held For Sale (Detail) - Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets held for sale:
Cash and cash equivalents		$ 1,138
Accounts receivable and accrued revenue, net		11,086
Other current assets		2,786
Property and equipment, net		846
Lease right-of-use assets, net		879
Restricted cash		3,155
Goodwill		52,996
Intangible assets, net of accumulated amortization of none and $21,408 as of December 31, 2020 and 2019, respectively		61,856
Other assets		216
Total assets held for sale		134,958
Liabilities related to assets held for sale:
Accounts payable and accrued expenses		8,264
Deferred revenue		16,061
Current lease obligations		722
Other current liabilities		216
Long-term lease obligations		175
Other liabilities		4
Total liabilities related to assets held for sale		$ 25,442